Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract assets and liabilities
	2024	2023
	US$’000	US$’000

Unbilled revenue	135	66
	2024	2023
	US$’000	US$’000

Deferred revenue	593	650
	December 31,
	2024	2023
	US$’000	US$’000

Contract assets	135	66
Contract liabilities	(593)	(650)
Net contract liabilities	(458)	(584)

Net (liability) / asset position for contracts in process
	2024	2023
	US$’000	US$’000

Costs incurred in contracts in process	325	229
Revenue earned but not yet billed	102	26
Less: billings to date	(885)	(839)
	(458)	(584)
	2024	2023
	US$’000	US$’000

Unbilled revenue	135	66
Deferred revenue	(593)	(650)
	(458)	(584)

Disaggregated revenue from contracts
	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing (revenue recognized at point in time)	9,549	12,143	9,332
Engineering (revenue recognized over time)	5,834	5,797	5,617
	15,383	17,940	14,949

ZHEJIANG TIANLAN
Contract assets and liabilities
	2024	2023
	RMB’000	RMB’000

Unbilled revenue	66,644	72,880
	2024	2023
	RMB’000	RMB’000

Deferred revenue	35,367	43,452
	2024	2023
	RMB’000	RMB’000

Contract assets	66,644	72,880
Contract liabilities	(35,367)	(43,452)

Net contract assets	31,277	29,428
	2024	2023
	RMB’000	RMB’000

Gross contract assets	77,657	83,170
Less: allowance for doubtful accounts	(11,013)	(10,290)

	66,644	72,880

Net (liability) / asset position for contracts in process
	2024	2023
	RMB’000	RMB’000

Costs and estimated earnings on uncompleted contracts	48,274	239,648
Less: billings to date	(16,997)	(210,220)

	31,277	29,428